Other equity interest - Summary of Other Equity Interest (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of Other Equity Interest [Line Items]
Beginning balance	$ 221,840
Evaluation adjustment - The Company	(46,419)	$ (1,511)	$ 122,514	$ 140,199
Ending balance	228,283	$ 7,429	221,840
Financial statements translation differences of foreign operations [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(86,025)		(61,330)	(89,682)
Currency translation differences - The company	68,656		(24,695)	28,352
Ending balance	(17,369)		(86,025)	(61,330)
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	307,865		194,716	66,386
Evaluation adjustment - The Company	(46,419)		122,514	140,199
Evaluation adjustment - Associates	(28,353)		21,094	22,925
Evaluation adjustment related tax - The Company	12,559		(30,459)	(34,794)
Ending balance	245,652		307,865	194,716
Other equity interest [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	221,840		133,386	(23,296)
Currency translation differences - The company	68,656		(24,695)	28,352
Evaluation adjustment - The Company	(46,419)		122,514	140,199
Evaluation adjustment - Associates	(28,353)		21,094	22,925
Evaluation adjustment related tax - The Company	12,559		(30,459)	(34,794)
Ending balance	$ 228,283		$ 221,840	$ 133,386